Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
ASSETS
Cash and due from banks	$ 6,812	$ 7,512
Interest-bearing deposits with banks	103,820	109,417
Cash and interest bearing deposits with banks	110,632	116,929
Trading loans, securities, and other	218,133	220,136
Non-trading financial assets at fair value through profit or loss	9,534	7,395
Derivatives	80,055	82,972
Financial assets designated at fair value through profit or loss	7,071	6,986
Financial assets at fair value through other comprehensive income	135,092	126,369
Total trading and non trading financial assets	449,885	443,858
Debt securities at amortized cost, net of allowance for credit losses	236,855	240,439
Securities purchased under reverse repurchase agreements	231,368	247,078
Loans
Residential mortgages	292,598	315,063
Consumer instalment and other personal	291,421	259,033
Credit card	42,104	41,662
Business and government	373,421	345,943
Total loans	999,544	961,701
Allowance for loan losses	(8,508)	(8,689)
Loans, net of allowance for loan losses	991,036	953,012
Other
Goodwill	18,981	18,980
Other intangibles	3,841	3,409
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10,207	10,132
Deferred tax assets	5,967	5,388
Amounts receivable from brokers, dealers, and clients	25,034	27,345
Other assets	28,055	27,988
Total other miscellaneous assets	92,085	93,242
Total assets	2,111,861	2,094,558
LIABILITIES
Trading deposits	43,486	37,882
Derivatives	75,308	79,356
Securitization liabilities at fair value	26,491	25,283
Financial liabilities designated at fair value through profit or loss	213,022	197,635
Total financial liabilities other than non-trading deposits and other	358,307	340,156
Deposits
Personal	645,173	650,396
Banks	36,065	27,233
Business and government	579,486	589,475
Total deposits, other than trading	1,260,724	1,267,104
Other
Obligations related to securities sold short	41,924	43,795
Obligations related to securities sold under repurchase agreements	228,932	221,150
Securitization liabilities at amortized cost	16,990	14,841
Amounts payable to brokers, dealers, and clients	26,495	27,434
Insurance contract liabilities	7,471	7,278
Other liabilities	33,480	34,240
Total other miscellaneous liabilities	355,292	348,738
Subordinated notes and debentures	10,523	10,733
Total liabilities	1,984,846	1,966,731
EQUITY
Contributed surplus	403	285
Retained earnings	78,882	78,320
Accumulated other comprehensive income (loss)	10,771	12,874
Total equity	127,015	127,827
Total liabilities and equity	2,111,861	2,094,558
Common shares [member]
EQUITY
Issued capital	24,149	24,727
Treasury shares	(19)	0
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	12,875	11,625
Treasury shares	(46)	$ (4)
Total equity	$ 12,875